Benefits offered to team members (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Fair value, net of taxes	R$ 32,629	R$ 32,295
Sponsors expenses	68,744	46,689
Participants expenses	R$ 83,599	R$ 74,980